Investments in Joint Ventures 2 (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024
Book value [Abstract]
Beginning balance		₩ 4,581,340		₩ 3,485,699
Acquisition		2,091,417		455,403
Disposal		(11,708)		(68)
Dividends received		(100,767)		(97,509)
Share of profit (loss)		155,227		252,816
Other comprehensive income (loss)		(213,429)		453,895
Others		10,252		31,104
Ending balance		6,512,332		4,581,340
Beginning balance		11,286,094		9,662,588
Acquisition		2,106,526		474,390
Disposal		(13,499)		(77,694)
Dividends received		(346,203)		(364,377)
Share of profit (loss)		600,675		755,452
Other comprehensive income (loss)		(273,763)		795,669
Others		3,958		40,066
Ending balance		13,363,788		11,286,094
Shuweihat Asia Power Investment B.V.
Book value [Abstract]
Beginning balance		86,450		69,902
Acquisition		0		0
Disposal		0		0
Dividends received		(1,087)		0
Share of profit (loss)		1,699		1,709
Other comprehensive income (loss)		(4,832)		14,839
Others		0		0
Ending balance		82,230		86,450
Shuweihat Asia Operation & Maintenance Company
Book value [Abstract]
Beginning balance		2,138	[1]	1,818
Acquisition		0		0
Disposal		0		0
Dividends received		(622)		(1,200)
Share of profit (loss)		1,368		1,262
Other comprehensive income (loss)		(47)		258
Others		0		0
Ending balance	[1]	2,837		2,138
Waterbury Lake Uranium L.P.
Book value [Abstract]
Beginning balance		23,756	[2]	22,612
Acquisition		4,232		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		17		74
Other comprehensive income (loss)		571		1,070
Others		0		0
Ending balance		28,576	[3],[4]	23,756	[2]
ASM-BG Investicii AD
Book value [Abstract]
Beginning balance		16,936		14,739
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		1,954		1,413
Other comprehensive income (loss)		1,720		784
Others		(119)		0
Ending balance		20,491		16,936
RES Technology AD
Book value [Abstract]
Beginning balance		15,069		14,383
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		118		(145)
Other comprehensive income (loss)		1,489		831
Others		(4)		0
Ending balance		16,672		15,069
KV Holdings, Inc.
Book value [Abstract]
Beginning balance		6,921	[5]	5,186
Acquisition		0		0
Disposal		0		0
Dividends received		0		(989)
Share of profit (loss)		891		720
Other comprehensive income (loss)		(1,438)		574
Others		0		1,430
Ending balance		6,374	[6]	6,921	[5]
KEPCO SPC Power Corporation
Book value [Abstract]
Beginning balance		159,139	[1],[5]	196,544
Acquisition		0		0
Disposal		0		0
Dividends received		(39,832)		(28,591)
Share of profit (loss)		6,106		16,714
Other comprehensive income (loss)		(5,970)		(25,528)
Others		0		0
Ending balance	[1]	119,443	[6]	159,139	[5]
Gansu Datang Yumen Wind Power Co., Ltd.
Book value [Abstract]
Beginning balance		7,919		6,315
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(31)		812
Other comprehensive income (loss)		141		792
Others		0		0
Ending balance		8,029		7,919
Datang Chifeng Renewable Power Co., Ltd.
Book value [Abstract]
Beginning balance		204,516		186,739
Acquisition		0		0
Disposal		0		0
Dividends received		0		(10,624)
Share of profit (loss)		3,974		7,772
Other comprehensive income (loss)		3,640		20,629
Others		0		0
Ending balance		212,130		204,516
Datang KEPCO Chaoyang Renewable Power Co., Ltd.
Book value [Abstract]
Beginning balance		48,325		43,207
Acquisition		0		0
Disposal		0		0
Dividends received		0		(591)
Share of profit (loss)		330		813
Other comprehensive income (loss)		846		4,896
Others		0		0
Ending balance		49,501		48,325
Rabigh Electricity Company
Book value [Abstract]
Beginning balance		269,893	[2]	235,051
Acquisition		0		0
Disposal		0		0
Dividends received		(1,696)		(7,270)
Share of profit (loss)		28,441		17,147
Other comprehensive income (loss)		(10,833)		24,965
Others		0		0
Ending balance		285,805	[4]	269,893	[2]
Rabigh Operation & Maintenance Company Limited
Book value [Abstract]
Beginning balance		8,311		4,964
Acquisition		0		0
Disposal		0		0
Dividends received		(1,835)		0
Share of profit (loss)		3,080		2,461
Other comprehensive income (loss)		535		886
Others		0		0
Ending balance		10,091		8,311
Jamaica Public Service Company Limited
Book value [Abstract]
Beginning balance		412,616		349,866
Acquisition		0		0
Disposal		0		0
Dividends received		(9,700)		(15,215)
Share of profit (loss)		14,193		28,849
Other comprehensive income (loss)		(5,435)		49,463
Others		603		(347)
Ending balance		412,277		412,616
KW Nuclear Components Co., Ltd.
Book value [Abstract]
Beginning balance		18,758		18,680
Acquisition		0		0
Disposal		0		0
Dividends received		(833)		(833)
Share of profit (loss)		4,440		911
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		22,365		18,758
Busan Shinho Solar Power Co., Ltd.
Book value [Abstract]
Beginning balance		6,993		6,669
Acquisition		0		0
Disposal		0		0
Dividends received		(1,250)		(667)
Share of profit (loss)		517		991
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		6,260		6,993
Global Trade Of Power System Co., Ltd.
Book value [Abstract]
Beginning balance		696	[7]	615
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		12		81
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance	[7]	708		696
Expressway Solar-light Power Generation Co., Ltd.
Book value [Abstract]
Beginning balance		5,771		5,187
Acquisition		0		0
Disposal		0		0
Dividends received		(650)		0
Share of profit (loss)		(463)		584
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		4,658		5,771
Amman Asia Electric Power Company
Book value [Abstract]
Beginning balance		268,864	[1]	223,424
Acquisition		0		0
Disposal		0		0
Dividends received		0		(8,171)
Share of profit (loss)		17,500		20,485
Other comprehensive income (loss)		(11,613)		33,126
Others		0		0
Ending balance	[1]	274,751		268,864
KAPES, Inc.
Book value [Abstract]
Beginning balance		0	[1]	0
Acquisition		0		0
Disposal		0		0
Dividends received		(1,904)		(1,095)
Share of profit (loss)		1,904		1,095
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance	[1]	0		0
Honam Wind Power Co., Ltd.
Book value [Abstract]
Beginning balance		4,833		4,743
Acquisition		0		0
Disposal		0		0
Dividends received		(435)		(435)
Share of profit (loss)		500		525
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		4,898		4,833
Korea Power Engineering Service Co., Ltd.
Book value [Abstract]
Beginning balance		6,054		5,708
Acquisition		0		0
Disposal		0		0
Dividends received		(203)		0
Share of profit (loss)		541		419
Other comprehensive income (loss)		0		0
Others		12		(73)
Ending balance		6,404		6,054
Chun-cheon Energy Co., Ltd.
Book value [Abstract]
Beginning balance		36,599		35,083
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		104		1,516
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		36,703		36,599
Yeonggwangbaeksu Wind Power Co., Ltd.
Book value [Abstract]
Beginning balance		3,729	[7]	3,443
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		106		286
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance	[7]	3,835		3,729
Nghi Son 2 Power LLC
Book value [Abstract]
Beginning balance		563,079		417,989
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		44,061		45,889
Other comprehensive income (loss)		(40,440)		99,201
Others		0		0
Ending balance		566,700		563,079
Kelar S.A.
Book value [Abstract]
Beginning balance		152,367	[1]	131,529
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		7,027		4,739
Other comprehensive income (loss)		(6,100)		(2,498)
Others		0		18,597
Ending balance	[1]	153,294		152,367
PT. Tanjung Power Indonesia
Book value [Abstract]
Beginning balance		100,580		90,151
Acquisition		0		0
Disposal		0		0
Dividends received		(4,785)		(8,349)
Share of profit (loss)		7,202		6,138
Other comprehensive income (loss)		(4,229)		14,122
Others		(547)		(1,482)
Ending balance		98,221		100,580
Incheon New Power Co., Ltd.
Book value [Abstract]
Beginning balance		302	[8]	298
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		153		4
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance	[8]	455		302
Seokmun Energy Co., Ltd.
Book value [Abstract]
Beginning balance		15,456		16,591
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(891)		(1,135)
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		14,565		15,456
Daehan Wind Power PSC
Book value [Abstract]
Beginning balance		21,327		16,426
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		3,521		1,779
Other comprehensive income (loss)		247		3,122
Others		0		0
Ending balance		25,095		21,327
Barakah One Company
Book value [Abstract]
Beginning balance		0	[9]	0
Acquisition		1,794,047		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(92,162)		0
Other comprehensive income (loss)		(29,378)		0
Others		0		0
Ending balance	[9]	1,672,507		0
Nawah Energy Company
Book value [Abstract]
Beginning balance		392	[9]	330
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		8		14
Other comprehensive income (loss)		(8)		48
Others		0		0
Ending balance	[9]	392		392
MOMENTUM
Book value [Abstract]
Beginning balance		195		209
Acquisition		0		0
Disposal		0		0
Dividends received		(203)		(225)
Share of profit (loss)		98		196
Other comprehensive income (loss)		16		15
Others		0		0
Ending balance		106		195
Daegu Green Power Co., Ltd.
Book value [Abstract]
Beginning balance		30,513	[10]	26,430
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		583		4,103
Other comprehensive income (loss)		0		0
Others		23		(20)
Ending balance	[10]	31,119		30,513
Yeonggwang Wind Power Co., Ltd.
Book value [Abstract]
Beginning balance		26,146		23,380
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		3,112		2,766
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		29,258		26,146
Chester Solar IV SpA
Book value [Abstract]
Beginning balance		1,452	[11]	484
Acquisition		0		1,076
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		3,681		(216)
Other comprehensive income (loss)		216		108
Others		0		0
Ending balance	[11]	5,349		1,452
Chester Solar V SpA
Book value [Abstract]
Beginning balance		262	[11]	191
Acquisition		0		108
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		477		(66)
Other comprehensive income (loss)		17		29
Others		0		0
Ending balance	[11]	756		262
Diego de Almagro Solar SpA
Book value [Abstract]
Beginning balance		1,700	[11]	954
Acquisition		0		810
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		2,980		(160)
Other comprehensive income (loss)		240		96
Others		0		0
Ending balance	[11]	4,920		1,700
South Jamaica Power Company Limited
Book value [Abstract]
Beginning balance		48,760		43,109
Acquisition		0		0
Disposal		0		0
Dividends received		(3,618)		(2,895)
Share of profit (loss)		4,568		2,704
Other comprehensive income (loss)		(1,035)		5,842
Others		0		0
Ending balance		48,675		48,760
Daesan Green Energy Co., Ltd.
Book value [Abstract]
Beginning balance		25,331		22,191
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(3,575)		3,144
Other comprehensive income (loss)		0		0
Others		(1)		(4)
Ending balance		21,755		25,331
RE Holiday Holdings LLC
Book value [Abstract]
Beginning balance		89,780		84,092
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(6,460)		(3,139)
Other comprehensive income (loss)		(2,689)		8,827
Others		0		0
Ending balance		80,631		89,780
RE Pioneer Holdings LLC
Book value [Abstract]
Beginning balance		55,622		54,081
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(5,430)		(2,910)
Other comprehensive income (loss)		(1,361)		4,451
Others		0		0
Ending balance		48,831		55,622
RE Barren Ridge 1 Holdings LLC
Book value [Abstract]
Beginning balance		59,806		58,154
Acquisition		0		0
Disposal		0		0
Dividends received		(1,663)		(1,966)
Share of profit (loss)		(1,781)		(1,546)
Other comprehensive income (loss)		(1,537)		5,164
Others		0		0
Ending balance		54,825		59,806
RE Astoria 2 LandCo LLC
Book value [Abstract]
Beginning balance		8,119		6,937
Acquisition		0		0
Disposal		0		0
Dividends received		(414)		(404)
Share of profit (loss)		626		594
Other comprehensive income (loss)		(194)		992
Others		0		0
Ending balance		8,137		8,119
RE Barren Ridge LandCo LLC
Book value [Abstract]
Beginning balance		2,857		2,441
Acquisition		0		0
Disposal		0		0
Dividends received		(164)		(170)
Share of profit (loss)		245		237
Other comprehensive income (loss)		(68)		349
Others		0		0
Ending balance		2,870		2,857
Laurel SpA
Book value [Abstract]
Beginning balance		1,432	[11]	613
Acquisition		0		934
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		1,562		(228)
Other comprehensive income (loss)		98		113
Others		0		0
Ending balance	[11]	3,092		1,432
KIAMCO KOWEPO Bannerton Hold Co Pty Ltd
Book value [Abstract]
Beginning balance		1,149	[7]	3,719
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		1		9
Other comprehensive income (loss)		(244)		435
Others		0		(3,014)
Ending balance	[7]	906		1,149
Cheong-Song Noraesan Wind Power Co., Ltd.
Book value [Abstract]
Beginning balance		4,317	[2]	3,756
Acquisition		0		0
Disposal		0		0
Dividends received		(692)		0
Share of profit (loss)		495		560
Other comprehensive income (loss)		0		0
Others		0		1
Ending balance		4,120	[4]	4,317	[2]
Chester Solar I SpA
Book value [Abstract]
Beginning balance		1,649	[11]	1,238
Acquisition		0		134
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		1,581		184
Other comprehensive income (loss)		187		93
Others		0		0
Ending balance	[11]	3,417		1,649
Solar Philippines Calatagan Corporation
Book value [Abstract]
Beginning balance		63,695		58,130
Acquisition		0		0
Disposal		0		0
Dividends received		(6,480)		(6,107)
Share of profit (loss)		6,258		6,523
Other comprehensive income (loss)		(2,360)		5,149
Others		0		0
Ending balance		61,113		63,695
Saemangeum Solar Power Co., Ltd.
Book value [Abstract]
Beginning balance		23,277	[12]	23,419
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(154)		(142)
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance	[12]	23,123		23,277
Chungsongmeon BongSan wind power Co., Ltd.
Book value [Abstract]
Beginning balance		2,590	[7]	2,665
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(286)		(75)
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance	[7]	2,304		2,590
Jaeun Resident Wind Power Plant Co., Ltd.
Book value [Abstract]
Beginning balance		2,045	[7]	2,214
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(2,045)		(169)
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance	[7]	0		2,045
DE Energia SpA
Book value [Abstract]
Beginning balance		11,062		9,703
Acquisition		0		0
Disposal		(9,409)		0
Dividends received		(1,653)		0
Share of profit (loss)		0		0
Other comprehensive income (loss)		0		1,359
Others		0		0
Ending balance		0		11,062
Dangjin Eco Power Co., Ltd.
Book value [Abstract]
Beginning balance		26,867		26,753
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		263		253
Other comprehensive income (loss)		18		(139)
Others		2		0
Ending balance		27,150		26,867
Haemodum Solar Co., Ltd.
Book value [Abstract]
Beginning balance		3,230		3,122
Acquisition		0		0
Disposal		0		0
Dividends received		(235)		0
Share of profit (loss)		156		108
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		3,151		3,230
Yangyang Wind Power Co., Ltd.
Book value [Abstract]
Beginning balance		11,640		10,435
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		3,491		1,209
Other comprehensive income (loss)		0		0
Others		0		(4)
Ending balance		15,131		11,640
HORUS SOLAR, S.A. DE C.V.
Book value [Abstract]
Beginning balance		1,488	[13]	11,181
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		1,313		(9,636)
Other comprehensive income (loss)		(156)		(57)
Others		0		0
Ending balance	[13]	2,645		1,488
RECURSOS SOLARES PV DE MEXICO II, S.A. DE C.V.
Book value [Abstract]
Beginning balance		4,452	[13]	10,935
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		461		(6,540)
Other comprehensive income (loss)		(311)		57
Others		0		0
Ending balance	[13]	4,602		4,452
SUNMEX RENOVABLES, S.A. DE C.V.
Book value [Abstract]
Beginning balance		1,687	[13]	3,541
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		1,409		(1,724)
Other comprehensive income (loss)		309		(130)
Others		0		0
Ending balance	[13]	3,405		1,687
Stavro Holding II A.B.
Book value [Abstract]
Beginning balance		16,459		18,263
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(1,227)		(2,326)
Other comprehensive income (loss)		1,144		(676)
Others		1,686		1,198
Ending balance		18,062		16,459
Solaseado Solar Power Co., Ltd.
Book value [Abstract]
Beginning balance		22,793		17,953
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		3,760		4,840
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		26,553		22,793
Yeongam Solar Power Co., Ltd.
Book value [Abstract]
Beginning balance		11,828	[7]	9,637
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		387		2,191
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance	[7]	12,215		11,828
Samsu Wind Power Co., Ltd.
Book value [Abstract]
Beginning balance		2,851	[7]	3,022
Acquisition		0		0
Disposal		0		0
Dividends received		(121)		(301)
Share of profit (loss)		580		130
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance	[7]	3,310		2,851
Pulau Indah Power Plant Sdn. Bhd.
Book value [Abstract]
Beginning balance		50,721		25,603
Acquisition		5,493		14,713
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		2,464		(816)
Other comprehensive income (loss)		(1,681)		11,221
Others		0		0
Ending balance		56,997		50,721
NH-Amundi Global Infrastructure Investment Private Investment Trust 21
Book value [Abstract]
Beginning balance		15,433		21,897
Acquisition		1,779		959
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(6,211)		(6,896)
Other comprehensive income (loss)		0		0
Others		0		(527)
Ending balance		11,001	[14]	15,433
Shin-han BNPP Private Investment Trust for East-West Sunlight Dream
Book value [Abstract]
Beginning balance		15,496	[1]	15,487
Acquisition		0		0
Disposal		(523)		(68)
Dividends received		(905)		(87)
Share of profit (loss)		955		164
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance	[1]	15,023		15,496
PT Barito Wahana Tenaga
Book value [Abstract]
Beginning balance		207,565		156,994
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		37,915		24,435
Other comprehensive income (loss)		(19,652)		26,136
Others		0		0
Ending balance		225,828		207,565
Cheongna Energy Co., Ltd.
Book value [Abstract]
Beginning balance		46,158	[12]	25,549
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		21,688		20,609
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance	[12]	67,846		46,158
Naepo Green Energy Co., Ltd.
Book value [Abstract]
Beginning balance		48,031		5,285
Acquisition		0		0
Disposal		0		0
Dividends received		(13,432)		0
Share of profit (loss)		24,643		32,284
Other comprehensive income (loss)		0		0
Others		0		10,462
Ending balance		59,242		48,031
Boim Combined Heat And Power Generations Co Ltd
Book value [Abstract]
Beginning balance		0	[14]	0
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		0		0
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance	[14]	0		0
OneEnergy Asia Limited
Book value [Abstract]
Beginning balance		465,349		289,966
Acquisition		38,861		62,880
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		26,030		47,346
Other comprehensive income (loss)		(35,837)		65,157
Others		0		0
Ending balance		494,403		465,349
KAS Investment I LLC
Book value [Abstract]
Beginning balance		6,078	[2]	15,784
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(6,522)		(12,916)
Other comprehensive income (loss)		457		3,210
Others		0		0
Ending balance		13	[4]	6,078	[2]
KAS Investment II LLC
Book value [Abstract]
Beginning balance		6,040	[2]	15,709
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(6,481)		(12,867)
Other comprehensive income (loss)		454		3,198
Others		0		0
Ending balance		13	[4]	6,040	[2]
Energyco Co., Ltd.
Book value [Abstract]
Beginning balance		2,322		2,140
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		307		182
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		2,629		2,322
CAES, LLC
Book value [Abstract]
Beginning balance		20,659		20,380
Acquisition		0		0
Disposal		0		0
Dividends received		(742)		(663)
Share of profit (loss)		(1,235)		340
Other comprehensive income (loss)		(141)		(1,687)
Others		(443)		2,289
Ending balance		18,098		20,659
Hapcheon Floating Photovoltaic Power Plant Inc.
Book value [Abstract]
Beginning balance		11,334	[7]	10,348
Acquisition		0		0
Disposal		0		0
Dividends received		0		(661)
Share of profit (loss)		1,457		1,647
Other comprehensive income (loss)		0		0
Others		1		0
Ending balance	[7]	12,792		11,334
Busan Industrial Solar Power Co., Ltd.
Book value [Abstract]
Beginning balance		1,160		1,058
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		191		102
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		1,351		1,160
Bitsolar Energy Co., Ltd.
Book value [Abstract]
Beginning balance		0		352
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		0		0
Other comprehensive income (loss)		0		0
Others		0		(352)
Ending balance		0		0
Pulau Indah O&M Sdn. Bhd.
Book value [Abstract]
Beginning balance		0		0
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		59		0
Other comprehensive income (loss)		3		0
Others		0		0
Ending balance		62		0
Guadalupe Solar SpA
Book value [Abstract]
Beginning balance		781	[12]	1,200
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		1,355		(431)
Other comprehensive income (loss)		141		12
Others		0		0
Ending balance	[12]	2,277		781
Omisan Wind Power Co., Ltd.
Book value [Abstract]
Beginning balance		10,859		10,229
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		1,345		630
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		12,204		10,859
Foresight Iberian Solar Group Holding, S.L.
Book value [Abstract]
Beginning balance		0		8,119
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(8,169)		(5,852)
Other comprehensive income (loss)		(833)		(2,626)
Others		9,002		359
Ending balance		0		0
Yeongwol Eco Wind Co., Ltd.
Book value [Abstract]
Beginning balance		890		4,024
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(259)		(3,134)
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		631		890
Gurae Resident Power Co., Ltd.
Book value [Abstract]
Beginning balance		333		569
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		75		(236)
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		408		333
Cheongju Eco Park Co., Ltd.
Book value [Abstract]
Beginning balance		10,636		9,072
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		381		1,564
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		11,017		10,636
Enel X Midland Photovoltaic, LLC
Book value [Abstract]
Beginning balance		2,715		2,542
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		107		173
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		2,822		2,715
Geumsungsan Wind Power Co., Ltd.
Book value [Abstract]
Beginning balance		7,840		5,515
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(302)		2,325
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		7,538		7,840
KEPCO KPS CARABAO Corp.
Book value [Abstract]
Beginning balance		0	[8]	0
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		0		0
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance	[8]	0		0
Prime Swedish Holding AB
Book value [Abstract]
Beginning balance		37,559		38,789
Acquisition		0		0
Disposal		0		0
Dividends received		(203)		0
Share of profit (loss)		(2,301)		(3,782)
Other comprehensive income (loss)		3,609		0
Others		0		2,552
Ending balance		38,664		37,559
Goheung New Energy Co., Ltd.
Book value [Abstract]
Beginning balance		15,768		15,736
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		2,470		32
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		18,238		15,768
Gunsan Land Solar Co., Ltd.
Book value [Abstract]
Beginning balance		23,163	[12],[15]	22,429
Acquisition		0		0
Disposal		0		0
Dividends received		(3,011)		0
Share of profit (loss)		3,670		734
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance	[12]	23,822	[16]	23,163	[15]
CapMan Lynx SCA, SICAR
Book value [Abstract]
Beginning balance		0		0
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		0		0
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		0		0
International Offshore Power Transmission Holding Company Limited
Book value [Abstract]
Beginning balance		11,038		1,423
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(133)		(65)
Other comprehensive income (loss)		(10,905)		9,680
Others		0		0
Ending balance		0		11,038
Pyeongchang Wind Power Co., Ltd.
Book value [Abstract]
Beginning balance		12,147	[17]	12,228
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		700		(81)
Other comprehensive income (loss)		0		0
Others		4		0
Ending balance	[17]	12,851		12,147
Eumseong Eco Park Co., Ltd.
Book value [Abstract]
Beginning balance		11,613		8,386
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		12		3,227
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		11,625		11,613
Changwon Nu-ri Energy Co., Ltd.
Book value [Abstract]
Beginning balance		7,658	[7]	8,027
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		1,825		(369)
Other comprehensive income (loss)		0		0
Others		3		0
Ending balance	[7]	9,486		7,658
PungBack Wind Farm Corporation
Book value [Abstract]
Beginning balance		7,760	[18]	7,940
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(1,393)		(180)
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance	[18]	6,367		7,760
Trumbull Asset Management, LLC
Book value [Abstract]
Beginning balance		1,297	[17]	936
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(37)		212
Other comprehensive income (loss)		(32)		149
Others		0		0
Ending balance	[17]	1,228		1,297
S-Power Chile SpA
Book value [Abstract]
Beginning balance		159		64
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		361		74
Other comprehensive income (loss)		18		21
Others		0		0
Ending balance		538		159
Seungmun Green Energy
Book value [Abstract]
Beginning balance		12,745		9,757
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(288)		2,988
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		12,457		12,745
Seobusambo highway photovoltaics Co., Ltd.
Book value [Abstract]
Beginning balance		3,309	[19]	3,580
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		215		(271)
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance	[19]	3,524		3,309
Yangyang Suri Wind Power Co., Ltd.
Book value [Abstract]
Beginning balance		8,643	[2]	9,608
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		925		(912)
Other comprehensive income (loss)		0		(53)
Others		0		0
Ending balance		9,568	[4]	8,643	[2]
KEPCO for Power Company
Book value [Abstract]
Beginning balance		17,906	[20]	435
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		292		(570)
Other comprehensive income (loss)		(5,215)		18,041
Others		0		0
Ending balance	[20]	12,983		17,906
Taebaek Wind Power Co., Ltd.
Book value [Abstract]
Beginning balance		14,759		13,932
Acquisition		0		0
Disposal		0		0
Dividends received		(2,399)		0
Share of profit (loss)		277		827
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		12,637		14,759
Jeonju Bio Green Energy Co., Ltd.
Book value [Abstract]
Beginning balance		2,566	[12]	3,195
Acquisition		0		0
Disposal		(1,776)		0
Dividends received		0		0
Share of profit (loss)		(790)		(629)
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		0		2,566	[12]
Kumyang Eco Park Co., Ltd.
Book value [Abstract]
Beginning balance		3,841		3,663
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		3,033		178
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		6,874		3,841
Jeongeup Green Power Co., Ltd.
Book value [Abstract]
Beginning balance		8,846	[21]	1,560
Acquisition		0		8,040
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(2,122)		(1,473)
Other comprehensive income (loss)		0		0
Others		0		719
Ending balance	[21]	6,724		8,846
Hadong E-factory Co., Ltd.
Book value [Abstract]
Beginning balance		344	[2]	349
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(4)		(5)
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		340	[4]	344	[2]
Namyangju Combined Heat and Power Co., Ltd.
Book value [Abstract]
Beginning balance		51,768	[22]	3,850
Acquisition		95,336		50,127
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		36		(1,519)
Other comprehensive income (loss)		6		(690)
Others		0		0
Ending balance	[22]	147,146		51,768
Wadi Noor Solar Power Company SAOC
Book value [Abstract]
Beginning balance		1,392		846
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		726		(5,170)
Other comprehensive income (loss)		(2,118)		5,716
Others		0		0
Ending balance		0		1,392
Fairhaven Energy Storage LLC
Book value [Abstract]
Beginning balance		0		0
Acquisition		0		1,505
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		0		(854)
Other comprehensive income (loss)		0		29
Others		0		(680)
Ending balance		0		0
Samcheok Eco Materials Co., Ltd.
Book value [Abstract]
Beginning balance		0	[23]	0
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		0		0
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance	[23]	0		0
Rutile BESS Holdings, LLC
Book value [Abstract]
Beginning balance		1		0
Acquisition		21,466		106
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(2,274)		(106)
Other comprehensive income (loss)		(94)		1
Others		0		0
Ending balance		19,099		1
Trumbull Development Partners, LLC
Book value [Abstract]
Beginning balance		355,379		0
Acquisition		110,631		304,836
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(11,696)		7,976
Other comprehensive income (loss)		(15,046)		42,567
Others		0		0
Ending balance		439,268	[24]	355,379
Imha Floating Photovoltaic Power Plant Inc.
Book value [Abstract]
Beginning balance		6,351	[2]	0
Acquisition		0		7,174
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(724)		(823)
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		5,627	[4]	6,351	[2]
EDFR KOWEPO AJBAN PV HOLDING LIMITED
Book value [Abstract]
Beginning balance		85		0
Acquisition		0		1
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(49)		(72)
Other comprehensive income (loss)		818		156
Others		0		0
Ending balance		854		85
Roof One Energy Co., Ltd.
Book value [Abstract]
Beginning balance		2,000		0
Acquisition		0		2,000
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(67)		0
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		1,933		2,000
Taean Haetdeulwon Solar Power Co., Ltd.
Book value [Abstract]
Beginning balance		0
Acquisition		7,992
Disposal		0
Dividends received		0
Share of profit (loss)		663
Other comprehensive income (loss)		(18)
Others		0
Ending balance		8,637		0
Haetbyeotgil Solar Power Co., Ltd.
Book value [Abstract]
Beginning balance		0
Acquisition		704
Disposal		0
Dividends received		0
Share of profit (loss)		28
Other comprehensive income (loss)		0
Others		0
Ending balance		732		0
Seongseo Neulpureun Energy Co., Ltd.
Book value [Abstract]
Beginning balance		0
Acquisition		797
Disposal		0
Dividends received		0
Share of profit (loss)		(116)
Other comprehensive income (loss)		0
Others		0
Ending balance		681		0
Luluah SKY Energy Holding Ltd.
Book value [Abstract]
Beginning balance		0
Acquisition		103
Disposal		0
Dividends received		0
Share of profit (loss)		(44)
Other comprehensive income (loss)		4
Others		0
Ending balance		63	[25]	0
KES Yona Holdings LLC
Book value [Abstract]
Beginning balance		0
Acquisition		0
Disposal		0
Dividends received		0
Share of profit (loss)		0
Other comprehensive income (loss)		0
Others		0
Ending balance		0	[24]	0
Siraj AlTaqa AlNazifa
Book value [Abstract]
Beginning balance		0
Acquisition		0
Disposal		0
Dividends received		0
Share of profit (loss)		0
Other comprehensive income (loss)		0
Others		0
Ending balance		0		0
Nour Ibri Solar Power Company
Book value [Abstract]
Beginning balance		0
Acquisition		364
Disposal		0
Dividends received		0
Share of profit (loss)		0
Other comprehensive income (loss)		9
Others		0
Ending balance		373		0
Lucy Equity Holdings, LLC
Book value [Abstract]
Beginning balance		0
Acquisition		9,612
Disposal		0
Dividends received		0
Share of profit (loss)		(1,110)
Other comprehensive income (loss)		(8,532)
Others		30
Ending balance		₩ 0		₩ 0

[1]	The effective percentage of ownership is more than 50%. However, according to the shareholders’ agreement, all critical financial and operating decisions must be agreed to by all ownership parties and the Company can exercise same voting rights as other shareholders at the board of directors. Accordingly, the entities are classified as joint ventures.
[2]	The effective percentage of ownership is less than 50%. However, the entity is classified as a joint venture, because all consent was required to make decisions on related activities.
[3]	The effective ownership interest is 10%, considering convertible redeemable preferred shares.
[4]	The effective percentage of ownership is less than 50%. However, the investment is classified as a joint venture because decisions regarding significant financial and operating policies require the unanimous consent of all parties sharing control.
[5]	The Company is planning to sell its investment in SPC Power Corporation, KEPCO SPC Power Corporation, and KV Holdings, Inc. and the timing of and proceeds from such sales transaction is not specified as of December 31, 2024.
[6]	The Company is planning to sell its investment in SPC Power Corporation, KEPCO SPC Power Corporation, and KV Holdings, Inc. and the timing of and proceeds from such sales transaction is not specified as of December 31, 2025.
[7]	According to the shareholders’ agreement, the parties have joint control over all decisions related to finance and operation. Accordingly, the entity is classified as joint ventures.
[8]	The joint arrangement which the Company has joint control is structured through a separate company. The parties have joint control over the joint arrangement are classified as joint ventures, judging that they have rights to the net assets of the arrangement.
[9]	The effective percentage of ownership is less than 50%. However, decisions in relevant activities must be agreed by ownership parties. Accordingly, the entity is classified as joint ventures.
[10]	Although the nominal percentage of ownership is 29%, the effective percentage of ownership is 54.24%, considering the interest of financial investors as a liability component.
[11]	Although the Company holds majority of shares in the entities marked above by acquiring additional shares for the year ended December 31, 2024, the entities are classified as joint ventures due to the shareholders’ agreement requiring unanimous approval from the entities’ board of directors for making material decisions on financial and operational policies.
[12]	The effective percentage of ownership is more than 50%. However, decisions in relevant activities must be agreed by all ownership parties. Accordingly, the entity is classified as a joint venture.
[13]	The effective percentage of ownership is less than 50%. However, according to the shareholders’ agreement, decisions related principal operation must be agreed by all ownership parties. Accordingly, the entity is classified as a joint venture.
[14]	According to the Boim Combined Heat and Power Generation Co., Ltd. Investment Agreement signed in March 2011, the Company has a commitment to guarantee principal and certain returns on shares of REC’s Innovation Co., Ltd. (formerly, Wang San Engineering. Co,. Ltd.). held by NH Power 2nd Co., Ltd. and the National Agricultural Cooperative Federation. Since NH Power 2nd Co., Ltd. and the National Agricultural Cooperative Federation have put option regarding their share of the entity, the Company was deemed to have acquired an additional 15.6% stake. As a result, the effective percentage of ownership is 46.3% in the current and prior period. In accordance with shareholders’ agreement signed during the current period, the Company has joint control with other investors in making important financial and operation decisions, so it has been reclassified from an associate to a joint venture.
[15]	The nominal percentage of ownership is 75.29% and the effective percentage of ownership is 56.91%, as the Company has an obligation to provide excessive dividend income to Gunsan City when a certain rate of return defined in the shareholders’ agreement is met.
[16]	The nominal percentage of ownership is 75.29% and the effective percentage of ownership is 53.83%, as the Company has an obligation to provide excessive dividend income to Gunsan City when a certain rate of return defined in the shareholders’ agreement is met.
[17]	The effective percentage of ownership is more than 50%. However, decisions in relevant activities must be agreed by all members of the board of directors. Accordingly, the entity is classified as a joint venture.
[18]	The effective percentage of ownership is 37%, considering potential common stock.
[19]	Although the effective percentage of ownership is more than 50%, decisions in relevant activities must be agreed by all members of the board of directors.
[20]	Although the Company’s effective percentage of ownership is more than 50%, the entity is classified as a joint venture since the entity’s material financial and operational decisions require unanimous agreement of members in the board of directors due to the shareholders’ agreement.
[21]	Although the Company’s effective percentage of ownership is less than 50%, the entity is reclassified as a joint venture considering the Company can exercise significant influence on the entity due to the Company’s contractual right to appoint a director to the entity’s board of directors and the minimum number of the entity’s board of directors members required to agree for making decision on material financial and operational policies in accordance with the joint shareholders’ agreement.
[22]	Although the Company’s effective percentage of ownership is more than 50%, the entity is classified as a joint venture since the entity’s material financial and operational decisions require unanimous agreement of members in the board of directors.
[23]	Although the Company’s effective percentage of ownership is less than 50%, the entity is reclassified as a joint venture considering the minimum number of the entity’s board of directors’ members required to agree for making decision on material financial and operational policies as the joint shareholders’ agreement revised in the year ended December 31, 2024.
[24]	Although the Company’s effective percentage of ownership is more than 50%, the entity is classified as a joint venture since the entity’s material financial and operational decisions require unanimous agreement of the representative committee due to the shareholders’ agreement.
[25]	Although the Company’s effective percentage of ownership is more than 50%, the entity is classified as a joint venture considering the minimum number of the entity’s board of directors’ members required to agree for making decision on material financial and operational policies due to the joint shareholders’ agreement.